Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 52	$ 10
Geological consulting fees - capitalized	18	90
Management fees - expensed	379	356
Salaries - expensed	80	63
Share-based payments	192	331
Total	$ 721	$ 850